Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 371,438	¥ 291,172
Restricted share capital of PRC subsidiaries	1,669,017	¥ 1,473,886
Restricted net assets	¥ 2,040,455